Income Taxes (Benefit) - Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Income Taxes [Line Items]
Current, Federal	$ (3,060)					$ 78,686	$ 126,646	$ 83,234
Current, State	1,212					15,717	26,570	21,055
Current, International	5,114					11,757	7,589	16,513
Total current expense	3,266					106,160	160,805	120,802
Deferred, Federal	(40,227)					(19,952)	(51,316)	(6,067)
Deferred, State	(4,009)					(2,019)	(8,985)	(2,065)
Deferred, International	(2,964)					(4,868)	(915)	(6,991)
Total deferred tax expense (benefit)	(47,200)		(131,924)		(24,957)	(26,839)	(61,216)	(15,123)
Income Tax Expense (Benefit)	(43,934)					79,321	99,589	105,679
Income tax related to discontinued operations	2,396	1,273	(2,304)	1,203	7,006	4,954	9,921	12,831
Income tax expense (benefit)	$ (46,330)	$ (27,176)	$ (107,125)	$ 32,354	$ 82,359	$ 74,367	$ 89,668	$ 92,848